ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Inventory
Raw Materials		$ 90,934		$ 123,379
Finished goods	$ 172,401	84,249		$ 63,948
Packaging supplies		100,252
Inventory reserve		(9,476)		$ (9,476)
Total	$ 291,089	$ 265,959	$ 291,089	$ 177,851